J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Multi Cap Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated February 15, 2013
to the Prospectus dated November 1, 2012, as supplemented

The Board of Trustees of JPMorgan Trust I has approved changing the name of the JPMorgan Intrepid Multi Cap Fund to the “JPMorgan Intrepid Advantage Fund” effective February 28, 2013.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE